First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 9.4%
	CONSUMER NON-CYCLICAL — 0.2%
562	Olinda SAS*,1	$82,844

	CONSUMER STAPLES — 0.5%
5,615	Misfits Market, Inc.*,1	207,777

	FINANCIALS — 5.1%
44,050	Airwallex ESOP Ltd.*,1	639,474
42,727	Chime Financial, Inc.*	1,474,509
		2,113,983
	TECHNOLOGY — 3.6%
1,873	Epic Games, Inc.*,1	1,040,732
3,570	Workrise Technologies, Inc.*,1	464,600
		1,505,332
	TOTAL COMMON STOCKS
	(Cost $3,350,427)	3,909,936

	PREFERRED STOCKS — 5.5%
	CONSUMER STAPLES — 0.4%
4,243	Misfits Market, Inc. Series A-1, 0.000%*,1,2	158,408

	FINANCIALS — 3.1%
140,481	Empower Finance, Inc. Series C , 0.000%*,1,2	1,305,912

	TECHNOLOGY — 2.0%
2,248	Olinda SAS Series D, 0.000%*,1,2	341,667
130,209	Route App, Inc. Series A1, 0.000%*,1,2	488,284
		829,951
	TOTAL PREFERRED STOCKS
	(Cost $2,012,488)	2,294,271

	PRIVATE INVESTMENT VEHICLES — 87.3%
	INVESTMENT PARTNERSHIPS — 87.3%
N/A3	137 Direct Fund LP, LLC*,4	500,000
N/A3	137 Holdings AI II, LLC*,4	1,481,276
N/A3	137 Holdings MS, LLC*,4	426,538
N/A3	137 Holdings RBC, LLC*,4	1,616,207
N/A3	137 Holdings SXVII, LLC*,4	46,659
N/A3	137 Holdings SXX, LLC*,4	819,148
N/A3	137 Opportunity Fund LP*,4	388,125
N/A3	137 Ventures VI LP*,4	1,054,954
N/A3	Arlington Capital Partners VI LP*,4	741,801

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	Bain Capital Fund XI LP*,4	$353,006
N/A3	Bain Capital Fund XII LP*,4	344,028
N/A3	Carlyle Europe Partners V, S.C.Sp.*,4	1,123,480
N/A3	Carlyle U.S. Equity Opportunity Fund II LP*,4	766,344
N/A3	Fund C-1, A Series of Riot Ventures Opportunity Fund LP*,4	37,552
N/A3	GPS IV LP*,4	159,784
N/A3	Hedosophia Investments VI E LP*,4	1,185,124
N/A3	Hedosophia Investments VI H LP*,4	758,571
N/A3	Hedosophia Investments VI I LP*,4	309,000
N/A3	Hedosophia Investments VI J LP*,4	767,308
N/A3	Hedosophia Partners III LP*,4	634,808
N/A3	Hedosophia Partners V LP*,4	188,077
N/A3	Hedosophia Partners V Parallel LP*,4	72,364
N/A3	Hedosophia Partners VI LP*,4	782,925
N/A3	HS Investments EU21 LP*,4	39,401
N/A3	HS Investments EU23 LP*,4	1,178,054
N/A3	HS Investments IV M LP*,4	495,107
N/A3	HS Investments NA18 LP*,4	1,759,829
N/A3	HS Investments V F LP*,4	909,442
N/A3	HS Investments VI A LP*,4	1,003,450
N/A3	HS Investments VI B LP*,4	993,171
N/A3	Kern River Capital, LLC*,4	250,000
N/A3	KQ Partners LP*,4	1,238,121
N/A3	L Catterton Europe IV, SLP*,4	553,975
N/A3	Point72 Hyperscale LP*,4,5	100,930
N/A3	Quiet ML LP*,4	30,118
N/A3	Quiet OA Access LP*,4	1,256,360
N/A3	Quiet Select F EON FT - Class F*,4	350,000
N/A3	Quiet Select FT LP - Class B*,4	760,165
N/A3	Quiet Select FT LP - Class C*,4	1,266,782
N/A3	Quiet Select FT LP - Class D*,4	506,926
N/A3	Quiet Select FT LP - Class F*,4	760,998
N/A3	Quiet T1 LP - Class A*,4	579,815
N/A3	Quiet T1 LP - Class B*,4	496,841
N/A3	Quiet Venture I LP*,4	701,580
N/A3	Quiet Venture II LP*,4	327,623
N/A3	Quiet Venture III LP*,4	1,128,734
N/A3	RA Capital Nexus Fund II LP*,4	165,854
N/A3	RA Capital Nexus Fund III LP*,4	168,841
N/A3	RA Capital Nexus Fund LP*,4	469,119
N/A3	Reverence Capital Partners Opportunities Fund I LP*,4	443,134

First Trust Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	INVESTMENT PARTNERSHIPS (Continued)
N/A3	Savory Fund III Blocked LP*,4	$340,020
N/A3	Savory Fund III I Coinvest I LLC*,4,5	500,000
N/A3	Seer Capital Partners Fund LP*,4	188,766
N/A3	TPG Tech Adjacencies II Interface*,4,5	685,140
N/A3	TPG Tech Adjacencies II Interface II*,4	322,027
N/A3	TPG Tech Adjacencies II Vega LP*,4	911,292
N/A3	TPG Tech Adjacencies II Vital CI LP*,4	784,337
		36,223,031
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $29,981,795)	36,223,031

	SHORT-TERM INVESTMENTS — 8.8%
3,662,401	UMB Bank, Money Market Special II Deposit Investment, 4.25%[6]	3,662,401

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,662,401)	3,662,401

	TOTAL INVESTMENTS — 110.0%
	(Cost $39,007,111)	46,089,639

	Liabilities in Excess of Other Assets — (11.0)%	(4,583,891)
	TOTAL NET ASSETS — 100.0%	$41,505,748

LLC — Limited Liability Company
LP — Limited Partnership

* Non-income producing security.
[1] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2] Perpetual security. Maturity date is not applicable.
[3] Investment does not issue shares.
[4] Investment valued using net asset value per share as practical expedient.
[5] All or a portion of this investment is a holding of FT Investments Sub I LLC, which is a wholly owned subsidiary of the Fund.
[6] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

FIRST TRUST PRIVATE ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Direct Fund LP, LLC [1]	Not permitted	N/A	$500,000	$500,000	4/28/2025
137 Holdings AI II, LLC [1]	Not permitted	N/A	640,301	1,481,276	2/21/2024
137 Holdings MS LLC1 [1]	Not permitted	N/A	270,595	426,538	8/20/2024
137 Holdings RBC, LLC [1]	Not permitted	N/A	1,003,984	1,616,207	4/24/2024
137 Holdings SXVII, LLC [1]	Not permitted	N/A	20,531	46,659	4/1/2022
137 Holdings SXX, LLC [1]	Not permitted	N/A	380,050	819,148	7/31/2023
137 Opportunity Fund LP [1]	Not permitted	N/A	304,631	388,125	4/1/2022
137 Ventures VI LP [1]	Not permitted	N/A	805,848	1,054,954	11/28/2023
Arlington Capital Partners VI LP [1]	Not permitted	N/A	651,670	741,801	12/21/2023
Bain Capital Fund XI LP [1]	Not permitted	N/A	491,756	353,006	9/30/2024
Bain Capital Fund XII LP [1]	Not permitted	N/A	295,648	344,028	9/30/2024
Carlyle Europe Partners V, S.C.Sp. [1]	Not permitted	N/A	1,136,673	1,123,480	2/3/2025
Carlyle U.S. Equity Opportunity Fund II LP [1]	Not permitted	N/A	766,344	766,344	6/6/2025
Fund C-1, A Series of Riot Ventures Opportunity Fund LP [1]	Not permitted	N/A	36,879	37,552	4/1/2022
GPS IV LP [1]	Not permitted	N/A	164,348	159,784	3/10/2025
Hedosophia Investments VI E LP [1]	Not permitted	N/A	1,061,412	1,185,124	12/24/2024
Hedosophia Investments VI H LP [1]	Not permitted	N/A	758,571	758,571	6/27/2025
Hedosophia Investments VI I LP [1]	Not permitted	N/A	309,000	309,000	6/23/2025
Hedosophia Investments VI J LP [1]	Not permitted	N/A	767,308	767,308	6/27/2025
Hedosophia Partners III LP [1]	Not permitted	N/A	611,692	634,808	4/1/2022
Hedosophia Partners V LP [1]	Not permitted	N/A	217,185	188,077	4/1/2022
Hedosophia Partners V Parallel LP [1]	Not permitted	N/A	88,063	72,364	4/1/2022
Hedosophia Partners VI LP [1]	Not permitted	N/A	801,781	782,925	5/23/2024
HS Investments EU21 LP [1]	Not permitted	N/A	35,898	39,401	4/1/2022
HS Investments EU23 LP [1]	Not permitted	N/A	610,294	1,178,054	8/23/2023
HS Investments IV M LP [1]	Not permitted	N/A	361,307	495,107	3/25/2022
HS Investments NA18 LP [1]	Not permitted	N/A	1,264,285	1,759,829	8/30/2024
HS Investments V F LP [1]	Not permitted	N/A	607,725	909,442	7/28/2023
HS Investments VI A LP [1]	Not permitted	N/A	1,001,474	1,003,450	7/11/2024
HS Investments VI B LP [1]	Not permitted	N/A	1,017,634	993,171	10/15/2024
Kern River Capital, LLC [1]	Not permitted	N/A	250,000	250,000	3/26/2025
KQ Partners LP [1]	Not permitted	N/A	455,681	1,238,121	5/9/2024
L Catterton Europe IV, SLP [1]	Not permitted	N/A	538,592	553,975	3/12/2025
Point72 Hyperscale LP [1]	Not permitted	N/A	103,329	100,930	4/1/2022
Quiet ML LP [1]	Not permitted	N/A	33,920	30,118	4/1/2022
Quiet OA Access LP [1]	Not permitted	N/A	1,263,252	1,256,360	9/27/2024
Quiet Select F EON FT - Class F [1]	Not permitted	N/A	350,000	350,000	6/3/2025
Quiet Select FT LP - Class B [1]	Not permitted	N/A	753,260	760,165	1/13/2025
Quiet Select FT LP - Class C [1]	Not permitted	N/A	1,254,308	1,266,782	1/13/2025
Quiet Select FT LP - Class D [1]	Not permitted	N/A	500,000	506,926	2/20/2025
Quiet Select FT LP - Class F [1]	Not permitted	N/A	756,753	760,998	3/19/2025
Quiet T1 LP - Class A [1]	Not permitted	N/A	206,684	579,815	1/29/2024
Quiet T1 LP - Class B [1]	Not permitted	N/A	500,000	496,841	1/29/2024
Quiet Venture I LP [1]	Not permitted	N/A	500,329	701,580	4/25/2025
Quiet Venture II LP [1]	Not permitted	N/A	332,381	327,623	4/1/2022
Quiet Venture III LP [1]	Not permitted	N/A	902,713	1,128,734	9/8/2023
RA Capital Nexus Fund II LP [1]	Not permitted	N/A	87,785	165,854	4/1/2022
RA Capital Nexus Fund III LP [1]	Not permitted	N/A	139,536	168,841	4/1/2022
RA Capital Nexus Fund LP [1]	Not permitted	N/A	814,146	469,119	4/1/2022
Reverence Capital Partners Opportunities Fund I LP [1]	Not permitted	N/A	351,496	443,134	7/3/2024
Savory Fund III Blocked LP [1]	Not permitted	N/A	200,000	340,020	3/11/2024
Savory Fund III I Coinvest I LLC [1]	Not permitted	N/A	500,000	500,000	6/9/2025
Seer Capital Partners Fund LP [1]	Not permitted	N/A	137,063	188,766	4/1/2022
TPG Tech Adjacencies II Interface [1]	Not permitted	N/A	143,249	685,140	12/28/2023
TPG Tech Adjacencies II Interface II [1]	Not permitted	N/A	424,431	322,027	12/29/2023
TPG Tech Adjacencies II Vega LP [1]	Not permitted	N/A	750,000	911,292	5/16/2024
TPG Tech Adjacencies II Vital CI LP [1]	Not permitted	N/A	750,000	784,337	3/31/2025

Totals			$29,981,795	$36,223,031

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of June 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
European Union	$5,909,094	14.2%
United States	40,180,545	96.8%
Total Investments	46,089,639	111.0%
Liabilities in Excess of Other Assets	(4,583,891)	(11.0)%
Total Net Assets	$41,505,748	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Fund shares (“Shares”), in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time NAV is determined.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2025 (Unaudited)

As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Investment Fund under consideration.

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 — Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2025 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $36,223,031 are excluded from the fair value hierarchy as of June 30, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Consumer Non-Cyclical	$-	$-	$82,844	$82,844
Consumer Staples	-	-	207,777	207,777
Financials	1,474,509	-	639,474	2,113,983
Technology	-	-	1,505,332	1,505,332
Preferred Stocks
Consumer Staples	-	-	158,408	158,408
Financials	-	-	1,305,912	1,305,912
Technology	-	-	829,951	829,951
Short-Term Investments	3,662,401	-	-	3,662,401
Subtotal	$5,136,910	$-	$4,729,698	$9,866,608
Private Investment Vehicles
Investment Partnerships				36,223,031
Total Investments				$46,089,639